Facility Operating Lease (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Facility Operating Lease [Abstract]
Schedule of maturities of operating lease liabilities
Fiscal 2023	$121,052
Fiscal 2024	165,096
Fiscal 2025	169,224
Fiscal 2026	129,283
Total	584,655
Less imputed interest	(7,891)
Total operating lease liability	576,764
Less: current portion	158,284
Lease liability, long term	$418,480

Fiscal 2023	$161,070
Fiscal 2024	165,096
Fiscal 2025	169,224
Fiscal 2026	129,324
Total	624,714
Less imputed interest	(9,021)
Total operating lease liability	615,693
Less: current portion	156,988
Lease liability, long term	$458,705